SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Summary of revenue recognized) (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Revenue from Contract with Customer, Excluding Assessed Tax		¥ 190,898	$ 27,765	¥ 330,977	¥ 455,042
Sales Channel, Through Intermediary [Member]
Revenue from Contract with Customer, Excluding Assessed Tax		138,070	20,081	299,321	443,529
Sales Channel, Through Intermediary [Member] | Operating Lease Income [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	[1]	71,864	10,452	232,015	365,459
Sales Channel, Through Intermediary [Member] | Management Services and Technical Services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax		50,291	7,315	46,143	49,079
Sales Channel, Through Intermediary [Member] | Direct Financing Lease Income [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	[1]	4,859	707	7,554	14,100
Sales Channel, Through Intermediary [Member] | Brand Royalty Fees [Member]
Revenue from Contract with Customer, Excluding Assessed Tax		5,189	754	6,604	9,435
Sales Channel, Through Intermediary [Member] | Consumables Sales [Member]
Revenue from Contract with Customer, Excluding Assessed Tax		5,867	853	7,005	5,456
Sales Channel, Directly to Consumer [Member]
Revenue from Contract with Customer, Excluding Assessed Tax		52,828	7,684	31,656	11,513
Sales Channel, Directly to Consumer [Member] | Medicine Income and Medical Service [Member]
Revenue from Contract with Customer, Excluding Assessed Tax		¥ 52,828	$ 7,684	¥ 31,656	¥ 11,513

[1]	Operating lease income and direct financing lease income were recognized under ASC 840.